Consolidated Income Statement - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Income Statement [Abstract]
Revenue	$ 16,722	$ 17,341	$ 2,412
Research & development	(59,815)	(65,927)	(58,914)
Manufacturing commercialization	(15,358)	(5,508)	(12,065)
Management and administration	(21,625)	(21,907)	(23,007)
Fair value remeasurement of contingent consideration	(6,264)	10,541	(130)
Other operating income and expenses	(1,086)	1,312	1,489
Finance costs	(11,328)	(1,829)
Loss before income tax	(98,754)	(65,977)	(90,215)
Income tax benefit	8,955	30,687	13,400
Loss attributable to the owners of Mesoblast Limited	$ (89,799)	$ (35,290)	$ (76,815)
Losses per share from continuing operations attributable to the ordinary equity holders of the Group:
Basic - losses per share	$ (0.1816)	$ (0.0758)	$ (0.1925)
Diluted - losses per share	$ (0.1816)	$ (0.0758)	$ (0.1925)